Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ (225.5)	$ (520.8)	$ 611.2	$ 102.8	$ (133.2)
Adjustments to reconcile net income (loss) to net cash proviced by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements			(642.7)	(692.2)	(713.9)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements			784.9	401.0	848.7
Net accretion/amortization of discount/premium			70.8	133.4	144.6
Future policy benefits, claims reserves, and interest credited			949.2	2,946.0	644.6
Deferred income tax (benefit) expense			(44.5)	236.6	600.1
Net realized capital losses	874.8	1,249.9	1,280.8	1,531.4	1,678.0
Depreciation and amortization			90.5	96.0	98.7
Loss on conversion of debt to equity			0	0	108.3
Gains on consolidated investment entities			(265.4)	(315.3)	(80.4)
Losses on limited partnerships/corporations			138.3	42.6	31.6
Loss on divestment of businesses			0	0	16.7
Accrued investment income			18.2	(35.9)	(71.4)
Reinsurance recoverable			344.1	35.0	(171.9)
Other receivables and assets accruals			125.4	12.1	7.8
Other payables and accruals			78.3	(293.2)	(548.0)
Funds held under reinsurance agreements			(71.0)	47.1	143.9
(Increase) decrease in cash held by consolidated investment entities			(303.8)	57.7	(123.8)
Other, net			117.8	51.9	69.3
Net cash (used in) provided by operating activities	(28.4)	324.3	3,282.1	4,357.0	2,549.7
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	4,455.8	5,838.7	17,015.2	17,312.4	20,554.6
Equity securities, available-for-sale	28.4	23.5	66.8	206.9	459.6
Mortgage loans on real estate	318.3	316.3	1,991.8	1,542.5	1,677.7
Loan - Dutch State obligation	0	145.3	1,781.9	505.6	519.9
Limited partnerships/corporations	18.0	63.1	895.9	121.3	173.9
Acquisition of:
Fixed maturities	(4,802.8)	(4,233.3)	(17,292.3)	(18,598.9)	(24,788.4)
Equity securities, available-for-sale	(9.4)	(9.9)	(41.8)	(52.7)	(149.0)
Mortgage loans on real estate	(581.4)	(553.9)	(1,969.0)	(2,057.9)	(627.2)
Limited partnerships/corporations	(9.8)	(77.3)	(178.9)	(156.4)	(182.0)
Short-term investments, net	2,999.1	499.4	(2,397.4)	(763.2)	2,525.8
Policy loans, net	(4.1)	39.8	63.6	127.9	47.7
Derivatives, net	(1,089.6)	(1,171.2)	(1,395.8)	(1,216.7)	(1,713.7)
Other investments, net	11.8	(0.1)	43.4	(8.4)	(33.7)
Sales from consolidated investment entities	573.8	181.5	1,781.7	2,422.8	1,063.2
Purchase of consolidated investment entities	(613.8)	(380.0)	(2,851.6)	(3,044.6)	(1,095.5)
Collateral received (delivered), net	(360.5)	(209.4)	139.9	756.7	(16.1)
Divestment sale of businesses, net of cash disposed of $57.5 in 2010			0	0	17.5
Purchases of fixed assets, net	(6.6)	(8.2)	(29.3)	(32.9)	(34.7)
Other, net	0	(0.2)	0	(16.1)	(55.8)
Net cash provided by investing activities	927.2	464.1	(2,375.9)	(2,951.7)	(1,656.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,936.2	4,251.2	16,118.8	16,571.1	11,731.3
Maturities and withdrawals from investment contracts	(2,996.6)	(4,918.2)	(19,033.4)	(16,746.6)	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	1,000.6	43.9	3,049.6	606.5	265.1
Repayment of debt with maturities of more than three months	(1,304.6)	(47.6)	(902.5)	(573.8)	(1,538.2)
Short-term debt	(169.7)	129.1	(309.1)	(1,905.0)	707.7
Debt issuance costs	(6.5)	0	(38.8)	0	0
Borrowings of consolidated investment entities			152.6	138.9	168.3
Repayments of debt of consolidated investment entities			(56.6)	(121.4)	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	642.7	392.2	1,262.0	647.7	(8.5)
Contribution of capital	0		0	0	374.5
Net cash (used in) provided by financing activities	102.1	(149.4)	242.6	(1,382.6)	(1,547.6)
Net increase in cash and cash equivalents	1,000.9	639.0	1,148.8	22.7	(654.1)
Cash and cash equivalents, beginning of year	1,786.8	638.0	638.0	615.3	1,269.4
Cash and cash equivalents, end of year	2,787.7	1,277.0	1,786.8	638.0	615.3
Supplemental cash flow information:
Income taxes paid, net	(3.2)	(2.2)	3.5	17.6	42.3
Interest paid	55.1	29.4	114.9	191.4	585.0
Noncash Investing and Financing Items [Abstract]
Debt extinguishment			0	3,979.7	3,000.0
Capital contribution			$ 0	$ 3,979.7	$ 3,108.3